REIMBURSEMENT RIGHTS AND OBLIGATIONS	12 Months Ended
Dec. 31, 2017
REIMBURSEMENT RIGHTS AND OBLIGATIONS
REIMBURSEMENT RIGHTS AND OBLIGATIONS

NOTE 11 — REIMBURSEMENT RIGHTS AND OBLIGATIONS

	CONSOLIDATED
	12/31/2017	12/31/2016 (Reclassified)
Rights to reimbursement

CURRENT ASSETS
CCC (a)	2,967,693	1,977,183
Provision CCC - ADA (b)	(1,439,090)	(741,624)
Reimbursement of CDE (c)	39,191	347,876
Electrical sector remuneration	—	74,527

	1,567,794	1,657,962

NON-CURRENT ASSETS
CCC (a)	9,497,829	9,871,342
Portion of Gas Transportation (a.1)	(2,988,797)	(2,364,318)

	6,509,032	7,507,024

Reimbursement obligations

CURRENT LIABILITIES
CCC (a)	—	129,403
PROINFA	1,346,660	992,728
Reimbursement of CDE (c)	45,882	45,373
Electrical sector remuneration	—	700,581

	1,392,542	1,868,085

NON-CURRENT LIABILITIES
CCC (a)	1,062,634	1,516,313

	1,062,634	1,516,313

a)	Fuel consumption account (CCC) of isolated systems

The fuel consumption account refers to amounts receivable and payable to the CCC in the respective periods. As of December 31 of 2017, the Company has a receivable of R$ 12,465,522 (R$ 11,848,525 as of December 31, 2016) and a liability of R$ 1,062,634 (R$ 1,645,716 as of December 31, 2016) in compensation obligations.

These receivables also include the amount  of R$ 4,421,820 (R$ 340,966 classified as current and R$4,080,854 as noncurrent assets) related to the right of compensation to be assumed by Eletrobras from the distribution companies currently classified as held for sale (more details on note 2).

After the enactment of Law No. 12,783, there is no longer an obligation to make contributions to the CCC Account. Despite this, the CCC Account has not been eliminated. Available balances will continue to be distributed to generation and distribution companies which incurred additional expenses as a result of the use of thermoelectric plants in case of unfavorable hydroelectric conditions. In order to ensure the viability of the CCC Account, Law No. 12,783 permits transfers to be made between the Energy Development Account (“CDE”) and the CCC Account.

a.1) Gas Supply Contract (CIGÁS Amazonas D) — Price Difference on the Gas Transportation Portion

The Gas Contract establishes for the transportation portion an “open book” mode. This type of contract, as the name states: “open book,” is characterized by the reimbursement of direct and indirect costs of the contractor and remuneration for the investment comes through a fixed rate to be applied to the total costs proven to have been incurred.

In this context, after the consolidation of all investments, the costs with construction of the Urucu-Coari-Manaus gas pipeline will be determined by the Committee to Review the Transportation Portion and passed on to the transportation portion. The variables that composed the price of the transportation portion were not duly consolidated between the parts of the Committee, which include the proof of all investment in building the gas pipeline, the return rate on the investment, rental of the Urucu LGP pipeline. Given this, an average price was used that was between the two values presented by each company that that composed the Committee for the transportation portion.

Given the controversy, ANEEL in turn, given the transfer of costs for the gas contract under the CCC, went on to deliberate on this matter in process no. 48500.000289/2014-66.

On December 15 of 2015, by Ratifying Resolution no. 2,005/2015, ANEEL confirmed the price of the transportation portion for the natural gas in the value of R$11,4867/MMBtu* (base Dec/2009). However, the decision was appealed by Petrobras and ABRACE.

On June 14 of 2016, the National Petroleum Agency (ANP), by Dispatch no. 643, corrected the tariff calculated above, and approved and ratified the applicable tariff in the value of R$ 12,0371/MMBtu (base Dec/2009) which allows the remuneration of all investments, costs and expenses attributable to providing the service of highway transportation of gas.

Thus, the matter of defining a tariff for the transportation of gas was regulated on October 18 of 2016, by Ratifying Resolution no. 2,159/2016, ANEEL, which set the limit for the purpose of reimbursement by the CCC of the transportation portion of the natural gas contract between Amazonas D and Cigás, at R$ 12,0371/MMBtu (base Dec/2009) (without taxes), which should be applied, with the appropriate corrections, from the beginning of the invoicing for said contract.

Ratifying Resolution 2,159/2016, acting retroactively to the beginning of the supply under the contract with the new approved transportation tariff, determines that Eletrobras, as administrator of the Fuel Consumption Account (CCC), account for the values reimbursed above the set price and inform the results to ANEEL within a term of 60 days, ending on December of 2016. The contract, in clause 8.1.2.1.9.2 “b” and clause 10.8, deals with the possibility of the value used provisionally being greater than the final one, Cigás will return to Amazonas Energia the sum overpaid plus late fees.

Supported by legal opinion by its external legal consultants, the Company understands that in counterpart to the right of reimbursement from the CCC fund for R$ 2,988,797, there will be a right to reimbursement from Petrobras in the same amount recognized under the entry suppliers (note 20).

b)	Provision for gloss CCC

The distribution entities are creditors of the Fuel Consumption Account (CCC), especially after 2009, according to the regime of Act no. 12,111, of December 09, 2009, since they’re responsible for providing the public service of distribution of electricity in the Isolated System.

Starting with Law 12,783/2013, the Energy Development Account (CDE) was responsible for providing resources for expenditures in the Fuel Consumption Account (CCC). However, sufficient resources were not transferred to the distribution entity to cover the subsidies set out in Law no. 12,111/2009. Consequently, distributors were unable to make the payments to their suppliers, especially those responsible for providing fuel for the generation of energy in the Isolated System.

In order to equate the debts that the Energy Development Account (CDE) had to distributors, regulatory and structural provisions were adopted, such as the issuance of Decree no. 8.370 (by which Art. 36, paras. 1 to 4 of Decree no. 4,541, of 12/23/2002, was amended) and Inter-Ministry Ordinances by the Ministry of Mines and Energy and the Ministry of Finance nos. 652, of December 10, 2014 and 372, of August 04, 2015, to allow that said credits owed to distributors be renegotiated in installments and in a manner compatible with the budgetary conditions of the Energy Development Account (CDE).

Part of these credits are a ballast for the payment of debts to fuel suppliers that were renegotiated by the distributors in 2014 and 2015, observing the flow of payment from the above-mentioned Inter-Ministry Ordinances MME/MF.

On February 7 of 2017, ANEEL issued Ratifying Resolution No. 2,202, which approved the budget for 2017 in the Energy Development Account (CDE), and in doing so, suspended the transfer of sums that were established in the renegotiations established by inter-Ministry Ordinances MME/MF numbers 652/2014 and 372/2015 (named “1st and 2nd CCD”) between the distributors Amazonas D, Ceron, Eletroacre and Boa Vista (named “distributors”) and Petrobras Distribuidora S.A., the guarantees for which are the receivables of the CCC, the surety bond of its controller, Eletrobras.

The distributors affected filed a request for reconsideration, with a suspensive effect, against Ratifying Resolution no. 2,202/2017.

On March 2 of 2017, the Ministry of Mines and Energy (MME) published Ordinance no. 81, adding to the approved budget of 2017 the sum equivalent to the renegotiations settled by December 31 of 2016 between the CDE fund and the CCC beneficiaries. Faced with the aforementioned ordinance, ANEEL amended Ratifying Resolution no. 2,204, of March 2017, establishing the standards that were to be adopted in the ordinance.

Considering the Decision in ANEEL Order n° 2,504/17 of August 16, 2017, CCEE suspended disbursements to the CCDs executed between the CDE/CCC and Amazonas Energia.

Based on the suspended payments described above, the Distributors participating in the Isolated System provisioned Estimated Losses amounting of R$ 1,439,090 in December 2017 (R$ 741,624 in December 2016).

The provision was based on the values not included in the budget of these CCDs, contemplating the portions of the resources of 1º and 2º CCDs accrued up to the date of December 31 2017, as well as receivables up to July 31 2018, the final deadline for services of designated distributors. In addition, provision of estimated losses has also been recorded for Amazonas Distribuidora amounts recognized as compensation rights from 2017 not approved by the CCEE.

As for the process of monitoring and reprocessing of monthly benefits of CCC paid to Amazonas Distribuidora between July 30, 2009 and June 20, 2016, on March 28 2017, ANEEL published the Technical Note no. 52/2017, with the following results. It pointed to a difference of R$ 3,699,228 to be returned to the CCC Sectorial Fund.

On May 29 2017, ANEEL published Technical Note no. 90/2017, regarding the supervision paid to subsidiary Eletroacre on July 30, 2009 and June 20, 2016. It pointed to a difference of R$ 275,257 to be returned to the CCC Sectorial Fund.

On July 14, 2017, ANEEL published Technical Note no. 110/2017 regarding the supervision paid to subsidiary Ceron from August 2009 to June 2016. This determined a value of R$ 733,257 to be returned to the Sectorial Fund of CCC.

The subsidiaries Amazonas Distribuidora, Ceron, Eletroacre requested a review of those decisions seeking, on reprocessing, consideration of arguments raised in other technical notes, as well as the recognition of the legitimacy of CCDs executed and requiring the revision of the Ratifying Resolution No. 2,204.

Additionally, a sentence regarding subsidiary Ceron was passed by the Regional Federal Court of the 1st Region which upheld ANEEL’s determination of the full refund of generation costs in the isolated system.

On August 16 2017, ANEEL published Technical Note no. 141/2017, in which some issues contested by Amazonas Distribuidora regarding the initial findings presented in Technical Note n° 52/2017 were accepted, thus reducing the divergent amount to a total of R$ 2,998,848, updated until June 30 2017. However, Eletrobras understands that ANEEL’s current positioning is contrary to positions previously practiced by the same agency in previous years, as well as judicial decisions favorable to Amazonas Distribuidora, for it withholds a reimbursement right guaranteed by law.

On August 28 2017, the Company filed an administrative appeal requesting suspensive effect of the recommendations included in the Decree no. 2,504 of August 16, 2017.

A petition for writ of mandamus that has already been filed under no. 0026107-81.2012.4.01.3400, communicating ANEEL non-compliance with judicial decisions, that aims cease limitations to reimbursements made regarding CCC, under penalty of a substantial daily fine and/or imprisonment of coauthoring authority for violation of a court order.

On October 27 2017, a decision was made regarding the writ of mandamus no. 0026107-81.2012.4.01.3400 determining ANEEL to comply with the judgment delivered on May 18 2015, in which it was decided that it is not possible to limit the compensation of fuel costs, calculated using parameters that do not consider the cost of the infrastructure needed to transport and deliver fuel in remote locations, and that the reimbursement right is guaranteed by law, and that any administrative decree that opposes or reduces its application exceeds its regulatory purpose. In ANEEL’s Technical Note no. 188/2017 issued on the same date, the divergent amount of provisions was rectified by the Technical Note no. 141/2017 for a total of R$ 2,906,095, updated until June 2017.

As stated in Order no. 149 of January 22, 2018, ANEEL suspended item (i) of Decree 2.504/17, which established the Company should refund R$ 2,906,095 to the CCC fund.

c)	CDE Reimbursement

Law 12,783/13, Decree 7,945/13 as amended by Decree No. 8,203/14 and the subsequent Decree 8,221/14, promoted some amendments on the contracting of energy and the objectives under the sector responsibility of the Energy Development Account — CDE, and also instituted (i) the transfer of resources from the CDE to concessionaires for the distribution costs of hydroelectric risks, involuntary exhibit, ESS - Energy Security and CVA ESS and Energy for the period 2013 to January 2014 and (ii) the transfer through the Electric Energy Trading Chamber (CCEE) to concession holders of the distribution of costs related to involuntary exposure and the order of thermoelectric plants from February, 2014.

The effects of these items were recorded as a cost reduction in relation to electric power purchased for resale (Note 40) offsetting the compensation rights - CDE/CCEE reimbursement, in accordance with IAS 20 - Subsidy and Government Assistance.